Investment Objectives and Goals - Voya Government Money Market Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Voya Government Money Market Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.